Finance income, finance costs and revaluation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation of Financial Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Analysis of income and expense [abstract]
Income from equity investments	£ 15.4	£ 16.8		£ 12.5
Interest income	89.4	78.4		67.9
Finance income	104.8	95.2	[1]	80.4	[1]
Net interest expense on pension plans	4.4	6.3		6.7
Interest on other long-term employee benefits	4.0	3.9		2.7
Interest expense and similar charges	280.9	259.6		245.1
Finance costs	289.3	269.8	[1]	254.5	[1]
Movements in fair value of treasury instruments	(12.4)	1.1		(19.5)
Revaluation of investments held at fair value through profit or loss	68.2
Revaluation of put options over non-controlling interests	34.5	52.5		(17.2)
Revaluation of payments due to vendors (earnout agreements)	82.6	208.6		(11.6)
Revaluation of financial instruments	£ 172.9	£ 262.2		£ (48.3)

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.